Financial Instruments-Risk Management - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 11.5	$ 13.8
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.1	8.0
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.4	7.2
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.1	3.4
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.6	2.7
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.0	3.1
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.2	3.3
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(14.8)	(10.9)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.6	15.4
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	37.0	$ 45.9
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	22.1
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	18.5
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.2
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.5
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.5
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.4
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.9
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(19.5)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	23.9
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	38.7
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	60.8
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	55.0
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	18.0
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	27.4
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.3
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.1
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.1
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	63.6
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	61.3
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.4
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.2
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.8
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.8
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.4
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.2
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.5
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.1
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 14.9